Share-Based Compensation - Summary of Award Activity (Details) - Performance-based Restricted Share Units ("RSUs")	6 Months Ended
Jun. 30, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested and outstanding at December 31, 2018 | shares	219,922
Shares, Granted | shares	394,250
Shares, Forfeited | shares	(18,750)
Shares, Unvested and outstanding at June 30, 2019 | shares	595,422
Weighted Average Grant Date Fair Value, Unvested and outstanding at December 31, 2018 | $ / shares	$ 15.48
Weighted Average Grant Date Fair Value, Granted | $ / shares	12.30
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	11.17
Weighted Average Grant Date Fair Value, Unvested and outstanding at June 30, 2019 | $ / shares	$ 13.51